Annual Fund Operating Expenses - Federated Hermes Government Ultrashort Fund	Jul. 31, 2021
A
Operating Expenses:
Management Fee	0.25%
Distribution (12b-1) Fee	none
Other Expenses	0.31%	[1]
Total Annual Fund Operating Expenses	0.56%
Fee Waivers and/or Expense Reimbursements	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.41%
IS
Operating Expenses:
Management Fee	0.25%
Distribution (12b-1) Fee	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.26%
SS
Operating Expenses:
Management Fee	0.25%
Distribution (12b-1) Fee	none	[3]
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.36%
R6
Operating Expenses:
Management Fee	0.25%
Distribution (12b-1) Fee	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.39%
Fee Waivers and/or Expense Reimbursements	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.24%

[1]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its A class of up to a maximum of 0.25%. The Fund will only incur and pay up to 0.15% of such fees for the A class of the Fund. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Trustees.
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective August 1, 2021, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[3]	The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur and pay a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the SS class of the Fund. The SS class of the Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).